Business Acquisitions (Details Narrative) - USD ($)						6 Months Ended
	Aug. 31, 2018	Aug. 01, 2018	Aug. 01, 2018	Jun. 29, 2018	Jun. 01, 2018	Jun. 30, 2018
Business acquisition, consideration amount						$ 6,100,000
Business acquisition, non-controlling interest						$ 300,000
Estimated purchase price of membership units		$ 892,000
Percentage of outstanding membership units		70.00%
Payments to acquire business gross		$ 1,000
Maximum [Member]
Offering proceeds for research and development			$ 500,000
Cash [Member]
Estimated purchase price of membership units		22,000
Equity [Member]
Estimated purchase price of membership units		$ 870,000
Two Companies [Member]
Consideration amount payable in cash	$ 900,000
Clinic Management Associates of KY LLC [Member]
Consideration amount payable in cash				$ 4,600,000
IMAC of St. Louis, LLC [Member]
Business acquisition, consideration amount					$ 1,490,632
Consideration amount payable in cash					$ 1,000,000
Membership interest percentage					64.00%
Ownership percentage					100.00%
Consideration amount paid in shares					$ 490,632
IMAC Regeneration Management of Nashville, LLC [Member]
Business acquisition, consideration amount					300,000
Consideration amount payable in cash					$ 110,000
Membership interest percentage					25.00%
Consideration amount paid in shares					$ 190,000